SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 20, 2012, the date on which the financial statements were available to be issued.

On January 20, 2012, the Company issued 1,562,500 shares of common stock for $100,000 ($0.06/share).